Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year 2022	$ 97,112	$ 120,513
Fiscal year 2023	97,112	65,591
Fiscal year 2024	97,112	65,591
Fiscal year 2025	86,966	65,591
2026		55,449
Thereafter		150,274
Intangible assets, net	702,873	$ 523,009	$ 1,339,907
Three months ended December 31, 2021	24,278
Thereafter	$ 300,293